Basis for Preparation	12 Months Ended
Jun. 30, 2025
Parent Company [Member]
Basis for Preparation [Line Items]
BASIS FOR PREPARATION

1. BASIS FOR PREPARATION

The financial information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted. The footnote disclosures contain supplemental information relating to the operations of the Parent Company, and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.